Payroll and Related Benefits - Summary of Payroll and Related Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Share Of Equity Investment [line items]
Share-based payment expense	$ (169)	$ (340)	$ (353)
Payroll and related benefits	(156)	(137)	(193)
Payroll and related benefits [member]
Disclosure Of Share Of Equity Investment [line items]
Wages and salaries	(4,124)	(4,563)	(4,638)
Social security contributions	(582)	(683)	(694)
Other personnel cost	(637)	(678)	(708)
Pension expense for defined benefit plans	(218)	(193)	(192)
Share-based payment expense	(169)	(340)	(353)
Contributions to defined contribution plans	(91)	(101)	(109)
Payroll and related benefits	$ (5,821)	$ (6,558)	$ (6,694)